UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5238

        Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	June 30, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.2%
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$275,382
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35

	Consumer Staples – 1.7%
35	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	35,740
	5.800%, 6/01/23
330	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	333,076
	5.250%, 6/01/25
450	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	457,213
	Series 2002, 5.375%, 5/15/33
250	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	251,698
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,160	4.750%, 6/01/22	6/16 at 100.00	BBB	1,146,173
345	5.000%, 6/01/26	6/16 at 100.00	BBB	338,376

2,570	Total Consumer Staples			2,562,276

	Education and Civic Organizations – 6.8%
	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School,
	Series 2000A:
600	5.700%, 10/01/20 – RAAI Insured	10/10 at 100.00	AA	632,880
750	5.750%, 10/01/30 – RAAI Insured	10/10 at 100.00	AA	792,548
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	89,337
	University, Series 2006, 5.000%, 5/01/23
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/11 at 102.00	AA	833,016
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
615	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	679,680
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/09 at 101.00	AA	1,331,888
	Series 1999, 6.250%, 7/01/29 – RAAI Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999,	7/09 at 102.00	AA	802,275
	6.000%, 7/01/24 – RAAI Insured
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,107,700
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,598,366
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A–	265,856
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	245,113
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	1,122,605
	Greater New York, Series 2002, 5.250%, 8/01/21
575	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk	7/10 at 101.00	A	610,978
	Art, Series 2000, 6.000%, 7/01/22 – ACA Insured

9,440	Total Education and Civic Organizations			10,112,242

	Financials – 0.3%
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	Aa3	426,468
	2005, 5.250%, 10/01/35

	Health Care – 12.8%
490	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, Olean General	8/08 at 102.00	AA	499,256
	Hospital, Series 1998A, 5.250%, 8/01/23
2,250	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AAA	2,317,680
	Rosalind and Joseph Gurwin Jewish Geriatric Center of Long Island, Series 1997, 5.700%,
	2/01/37 – AMBAC Insured
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,025,703
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	719,901
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,800	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	AA	1,789,866
	Hospital, Series 2005, 4.900%, 8/15/31
1,250	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 101.00	Baa1	1,344,688
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	1,220,316
	Center, Series 2006-1, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,065,010
	Group, Series 2000A, 6.500%, 7/01/25
250	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health, Series	7/08 at 100.00	Ba1	252,045
	2000C, 5.500%, 7/01/26
1,630	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	1,728,615
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
100	Dormitory Authority of the State of New York, Revenue Bonds, Nyack Hospital, Series 1996,	7/06 at 102.00	B2	98,194
	6.250%, 7/01/13
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	516,705
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	512,395
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	7/10 at 100.00	BB	301,148
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
670	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, North Shore	No Opt. Call	A3	700,009
	Health System Obligated Group, Series 2001B, 5.875%, 11/01/11
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/09 at 101.00	AAA	515,210
	1999A, 5.125%, 2/15/14 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	1,235,936
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	1,051,860
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	B2	499,900
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	B2	253,708
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
970	Newark-Wayne Community Hospital, New York, Hospital Revenue Refunding and Improvement Bonds,	9/06 at 100.00	N/R	970,912
	Series 1993A, 7.600%, 9/01/15
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	BB	517,935
	Series 2001A, 7.125%, 7/01/31

18,525	Total Health Care			19,136,992

	Housing/Multifamily – 5.1%
400	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/10 at 102.00	AAA	428,604
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	1,745,026
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,000	5.400%, 11/01/21	5/11 at 101.00	AA	1,037,830
1,000	5.500%, 11/01/31	5/11 at 101.00	AA	1,026,750
1,000	5.600%, 11/01/42	5/11 at 101.00	AA	1,026,460
480	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	472,867
	Series 2005F-1, 4.750%, 11/01/35
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/11 at 100.00	Aa1	454,648
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	8/11 at 102.00	Aaa	1,336,455
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21
7,285	Total Housing/Multifamily			7,528,640

	Housing/Single Family – 3.7%
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	920,294
	(Alternative Minimum Tax)
3,750	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	3,813,520
	(Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	834,666
	(Alternative Minimum Tax)

5,540	Total Housing/Single Family			5,568,480

	Long-Term Care – 10.7%
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	1,068,140
	2000B, 6.000%, 8/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/08 at 102.00	AAA	1,011,370
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,945	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/07 at 102.00	AA	3,035,646
	Hebrew Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,770	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, German	8/06 at 102.00	AA–	1,807,542
	Masonic Home Corporation, Series 1996, 5.950%, 8/01/26
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	8/06 at 102.00	AAA	2,060,640
	Home Corporation, Series 1996, 6.125%, 2/01/36
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Concord Nursing Home Inc., Series	7/10 at 101.00	Aa3	1,065,010
	2000, 6.500%, 7/01/29
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	A	134,487
	5.000%, 7/01/35 – ACA Insured
2,015	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/07 at 102.00	AAA	2,093,928
	Meadows Project, Series 1997A, 5.750%, 8/01/37 – MBIA Insured
3,125	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John’s	8/08 at 101.00	AAA	3,158,937
	Meadows Project, Series 1998A, 5.250%, 8/01/38
530	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	553,193
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16

15,520	Total Long-Term Care			15,988,893

	Tax Obligation/General – 3.9%
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	791,490
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	1,040,020
400	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	414,596
825	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	867,520
	FSA Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AAA	2,079,660
	XLCA Insured
550	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	574,041

5,525	Total Tax Obligation/General			5,767,327

	Tax Obligation/Limited – 21.9%
1,000	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.250%, 11/01/21	11/13 at 100.00	AAA	1,061,750
	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A:
395	5.250%, 7/01/24 – CIFG Insured	7/15 at 100.00	AAA	415,982
250	5.000%, 7/01/25 – CIFG Insured	7/15 at 100.00	AAA	255,545
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	51,022
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – FSA Insured
380	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	388,121
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
1,810	Dormitory Authority of the State of New York, Service Contract Bonds, Child Care Facilities	4/12 at 100.00	AA–	1,895,432
	Development Program, Series 2002, 5.375%, 4/01/16
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	284,697
	2005F, 5.000%, 3/15/21 – FSA Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	385,637
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – FSA Insured	11/12 at 100.00	AAA	2,095,880
1,000	5.000%, 11/15/30	11/12 at 100.00	AA–	1,012,190
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,022,000
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	577,830
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,034,570
740	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	764,028
550	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	567,089
1,510	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	1,551,676
1,330	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,364,061
	Series 2003E, 5.000%, 2/01/23
1,000	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	1,011,290
	5.000%, 11/15/44 – AMBAC Insured
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,027,930
	2003A, 5.000%, 3/15/21
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	855,767
	Development and Housing, Series 2006A, 5.000%, 3/15/36
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	2,724,351
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,620	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A,	3/12 at 100.00	AAA	1,669,702
	5.125%, 3/15/21
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	1,891,008
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	2,096,260
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,060,990
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,750	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	1/17 at 100.00	AA–	1,851,640
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	682,020
	Facilities Grants, Series 1995, 5.875%, 1/01/21
1,230	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	AAA	1,279,077
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured
75	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	79,767
	7.250%, 1/01/10
1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB	1,630,875
	6.500%, 10/01/24

31,065	Total Tax Obligation/Limited			32,588,187

	Transportation – 8.2%
400	Albany Parking Authority, New York, Revenue Bonds, Series 2001A, 5.625%, 7/15/25	7/11 at 101.00	BBB+	418,508
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	539,040
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/08 at 102.00	Ba2	1,039,797
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	1,154,340
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
670	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	AAA	685,604
	AMBAC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
400	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	410,648
1,200	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	1,229,280
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	523,360
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	524,365
1,000	5.000%, 12/01/28 – XLCA Insured	6/15 at 101.00	AAA	1,028,370
435	5.000%, 12/01/31 – XLCA Insured	6/15 at 101.00	AAA	445,470
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,564,300
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	868,444
800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	844,176

11,785	Total Transportation			12,275,702

	U.S. Guaranteed – 12.3% (3)
3,175	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,737,101
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
600	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	648,342
	2003A, 5.375%, 3/15/22 (Pre-refunded 3/15/13)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	10/06 at 109.40	Baa1 (3)	33,487
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
350	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement	7/10 at 101.00	AAA	379,446
	Asset-Backed Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
50	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	51,721
	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured
2,250	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/07 at 102.00	AAA	2,310,818
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed
	Bonds, Series 2000:
150	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	162,620
600	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	643,014
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB– (3)	1,082,250
	Series 1999A, 6.500%, 7/15/27 (Pre-refunded 7/15/09)
490	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/10 at 102.00	N/R (3)	545,017
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)
20	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	20,760
	(Pre-refunded 10/15/07)
140	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	151,077
	5.800%, 6/01/23 (Pre-refunded 6/01/10)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,061,580
	Series 2004, 5.000%, 4/01/20 (Pre-refunded 4/01/14) – MBIA Insured
750	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/09 at 101.00	BBB– (3)	814,290
	High School Facility, Series 2000, 6.625%, 6/15/28 (Pre-refunded 6/15/09)
1,000	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds,	No Opt. Call	AAA	1,137,970
	Series 1994, 7.250%, 11/01/11 – MBIA Insured (Alternative Minimum Tax) (ETM)
2,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	2,920,527
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
1,250	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	7/10 at 101.00	AAA	1,392,338
	Asset-Backed Bonds, Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
1,120	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (3)	1,247,086
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

16,570	Total U.S. Guaranteed			18,339,444

	Utilities – 9.2%
100	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	102,814
	5.125%, 12/01/22 – FSA Insured
2,330	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A–	2,438,252
	5.375%, 9/01/21
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A–	781,163
	5.375%, 5/01/33
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,550,325
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,549,110
1,000	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard	10/08 at 102.00	BBB–	1,001,540
	Cogeneration Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
1,500	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	3/08 at 101.50	AAA	1,484,445
	York State Electric and Gas Corporation, Series 2005A, 4.100%, 3/15/15 – MBIA Insured
1,500	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	1,542,345
	New York State Power Authority, General Revenue Bonds, Series 2006A:
520	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	545,158
345	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	360,611
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	519,305
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa3	261,058
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
1,000	5.300%, 1/01/13 (Alternative Minimum Tax)	1/09 at 101.00	N/R	975,340
575	5.500%, 1/01/23 (Alternative Minimum Tax)	1/09 at 101.00	N/R	553,294

13,370	Total Utilities			13,664,760

	Water and Sewer – 2.1%
300	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001,	8/11 at 101.00	AA	309,336
	5.150%, 8/01/22
415	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	449,947
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	1,604,340
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AA+	786,398
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19

2,955	Total Water and Sewer			3,150,021

$ 140,825	Total Investments (cost $142,825,098) – 98.9%			147,384,814

	Other Assets Less Liabilities – 1.1%			1,675,209

	Net Assets – 100%			$149,060,023

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard
& Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At June 30, 2006, the cost of investments was $142,579,672.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

Gross unrealized:
Appreciation	$5,685,671
Depreciation	(880,529)

Net unrealized appreciation (depreciation) of investments	$4,805,142

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         August 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        August 28, 2006

* Print the name and title of each signing officer under his or her signature.